UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2005

Check here if Amendment [x]; Amendment Number: 2
This Amendment (Check only one.):  [x] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     M.A. Greenwood & Associates, Inc.
Address:  Post Office Box 4278
       Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Mary Ann Greenwood
Title:    President
Phone:    479-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas, December 5, 2005
Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Mangers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:  0
Form 13F Information Table Entry Total: 46
Form 13F Information Table Value Total:  $140,415
List of Other Included managers:  None.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABN AMRO ADR                   COM              000937102     2893   120543 SH       SOLE                   115993              4550
American Express               COM              025816109     4654    81018 SH       SOLE                    77498              3520
Ameriprise Fin'l               COM              03076c106      580    16201 SH       SOLE                    15497               704
Anheuser-Busch                 COM              035229103     3240    75275 SH       SOLE                    72040              3235
Bank of America                COM              060505104     2841    67473 SH       SOLE                    63243              4230
Black & Decker                 COM              091797100     1276    15550 SH       SOLE                    14900               650
Boeing Company                 COM              097023105     3590    52831 SH       SOLE                    50576              2255
Cendant Corp                   COM              151313103     4103   198776 SH       SOLE                   189676              9100
Chevron                        COM              166764100     4626    71473 SH       SOLE                    68273              3200
Cisco Systems                  COM              17275R102     3022   168632 SH       SOLE                   162962              5670
Citigroup Inc                  COM              172967101     4658   102332 SH       SOLE                    98370              3962
Coca-Cola                      COM              191216100     2006    46440 SH       SOLE                    44295              2145
Computer Sciences              COM              205363104     3421    72315 SH       SOLE                    69145              3170
Darden Restaurants             COM              237194105     3791   124840 SH       SOLE                   120115              4725
Disney, (Walt) Co              COM              254687106     2946   122070 SH       SOLE                   116820              5250
DuPont deNemours               COM              263534109     1984    50657 SH       SOLE                    48667              1990
Exxon Mobil Corp               COM              30231G102     4191    65953 SH       SOLE                    62948              3005
Fresh Del Monte                COM              g36738105     3540   130065 SH       SOLE                   124515              5550
General Electric               COM              369604103     5128   152300 SH       SOLE                   145421              6879
Hillenbrand Inds               COM              431573104     1956    41575 SH       SOLE                    39755              1820
Home Depot                     COM              437076102     4311   113022 SH       SOLE                   108197              4825
Honeywell Inc.                 COM              438516106     3261    86966 SH       SOLE                    83166              3800
Int'l Business Mach            COM              459200101     3193    39802 SH       SOLE                    38147              1655
Intel Corp                     COM              458140100     4082   165590 SH       SOLE                   158355              7235
International Paper            COM              460146103     2362    79245 SH       SOLE                    75880              3365
J.B. Hunt                      COM              445658107      552    29040 SH       SOLE                    29040
JP Morgan Chase                COM              46625H100     3810   112277 SH       SOLE                   107527              4750
Johnson & Johnson              COM              478160104     3972    62775 SH       SOLE                    60005              2770
McDonalds Corp                 COM              580135101     3715   110916 SH       SOLE                   106871              4045
Microsoft Corp                 COM              594918104     2759   107214 SH       SOLE                   103354              3860
Nokia ADS                      COM              654902204     2668   157753 SH       SOLE                   152463              5290
Novartis AG ADR                COM              66987V109     1664    32636 SH       SOLE                    30306              2330
Pfizer Inc                     COM              717081103     3050   122158 SH       SOLE                   117373              4785
Procter & Gamble               COM              742718109     3104    52207 SH       SOLE                    49632              2575
Royal Dutch Shell              COM              780259206     2865    43645 SH       SOLE                    42915               730
Royal Phil Elec ADR            COM              500472303     3675   137753 SH       SOLE                   132290              5463
Ruby Tuesday                   COM              781182100     2428   111595 SH       SOLE                   107770              3825
SAP AG ADR                     COM              803054204      611    14100 SH       SOLE                    13400               700
Sony Corp ADR                  COM              835699307     1273    38367 SH       SOLE                    36432              1935
Time Warner Inc                COM              887317105     1883   103969 SH       SOLE                    99649              4320
Tyco International             COM              902124106     3787   135991 SH       SOLE                   130486              5505
Tyson Foods Cl A               COM              902494103      757    41949 SH       SOLE                    41299               650
Unilever ADR                   COM              904784709     1778    24880 SH       SOLE                    23860              1020
United Technologies            COM              913017109     5614   108294 SH       SOLE                   103104              5190
Wal-Mart Stores                COM              931142103     5904   134722 SH       SOLE                   130377              4345
Washington Mutual              COM              939322103     2892    73738 SH       SOLE                    70668              3070